Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
We do not time equity awards in coordination with the release of material non-public information or take into account material non-public information when determining the terms of equity awards.
In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not time equity awards in coordination with the release of material non-public information or take into account material non-public information when determining the terms of equity awards.
In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

MNPI Disclosure Timed for Compensation Value	false